Organization and Nature of Business (Details)	Mar. 31, 2019 HKD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)
Organization and Nature of Business
Accumulated losses		$ 203,583,000		$ 183,004,000
Cash and cash equivalents		91,689,000		86,036,000
Short-term investments		180,174,000		214,915,000
Unutilized bank borrowing facilities	$ 931,000,000	$ 119,359,000	$ 931,000,000	$ 119,359,000